CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS - 91.5%	Shares	Value
Australia- 2.1%
Stockland	73,030	$ 221,512

Brazil- 2.4%
TIM SA Brazil - ADR	13,620	251,561

Canada- 4.6%
Kinross Gold Corp.	43,500	263,175
Rogers Communications Inc - Class B	4,700	220,036
		483,211
China- 5.7%
BYD Co Ltd - H Shares	8,000	220,676
Haidilao International Holding Ltd	98,000	182,816
Tsingtao Brewery Co Ltd	28,000	188,140
		591,632
Denmark- 2.8%
Novo Nordisk A/S	2,840	294,351

France- 9.1%
Bureau Veritas SA	8,940	226,189
Cie de Saint-Gobain	3,730	275,090
Ipsen SA	1,720	205,186
STMicroelectronics NV	4,880	244,786
		951,251
Germany- 4.9%
Allianz SE	1,064	284,357
GEA Group AG	5,570	231,578
		515,935
Indonesia- 2.5%
Bank Rakyat Indonesia Persero Tbk PT	690,000	256,467

Israel- 2.3%
Check Point Software Technologies Ltd.	1,580	241,408

Italy- 4.7%
Assicurazioni Generali SpA	10,320	218,045
Eni SpA	16,080	272,751
		490,796

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments (Unaudited) (Continued)
December 31, 2023
COMMON STOCKS - 91.5% (Continued)	Shares	Value
Japan- 16.5%
Aisin Corp	6,000	$ 209,190
Hoshizaki Corp	6,536	238,788
Mitsubishi Heavy Industries Ltd	4,600	267,860
Otsuka Corp.	5,700	234,608
Sony Group Corporation	2,600	246,072
Sumitomo Mitsui Financial Group, Inc.	5,300	257,925
Toyota Tsusho Corporation	4,300	252,360
		1,706,803
Korea (Republic Of)- 4.7%
Kia Corp	3,500	269,043
Orion Corp/Republic of Korea	2,500	223,005
		492,048
Mexico- 2.5%
Wal-Mart de Mexico SAB de CV	61,200	257,304

Singapore- 2.4%
DBS Group Holdings Ltd.	9,700	245,318

Spain- 4.6%
Banco Santander S.A.	62,800	262,684
Naturgy Energy Group SA	7,200	214,765
		477,449
Switzerland- 5.1%
Novartis AG	2,170	219,185
UBS Group Ag	9,950	309,052
		528,237
Taiwan Province Of China- 5.2%
Delta Electronics, Inc.	22,000	224,311
Quanta Computer Inc	44,000	320,260
		544,571
Thailand- 2.3%
Bumrungrad Hospital PCL	38,000	244,866

United Kingdom- 7.1%
Barclays plc	106,240	208,051
InterContinental Hotels Group PLC	3,100	279,582

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments (Unaudited) (Continued)
December 31, 2023
COMMON STOCKS - 91.5% (Continued)	Shares	Value
United Kingdom- 7.1% (Continued)
Rio Tinto Ltd.	2,740	$ 253,763
		741,396

Total Common Stocks (Cost $9,188,538)		9,536,116

DEPOSITARY RECEIPTS - 7.2%
Consumer Staples - 2.4%
Beverages - 2.4%
Coca-Cola Europacific Partners plc - ADR	3,950	263,623

Energy - 2.4%
Oil & Gas Producers - 2.4%
BP PLC - ADR	7,060	249,924

Technology - 2.3%
Semiconductors - 2.3%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,280	237,120

Total Depositary Receipts (Cost $735,076)		750,667

Total Investments at Value - 98.7% (Cost $9,923,614)		10,286,783

MONEY MARKET FUNDS - 1.2%
Fidelity Money Market Government Portfolio Class I, 5.25%(a) (Cost $124,476)	124,476	124,476

Total Investments and Money Market Funds at Value - 99.9% (Cost $10,048,090)		$ 10,411,259

Other Assets in Excess of Liabilities - 0.1%		15,417

Net Assets - 100.0%		$ 10,426,676

ADR – American Depositary Receipt
A.S. – Anonim Sirketi
PLC – Public Limited Company
S.A. – Societe anonyme

(a) The rate shown is the 7-day effective yield as of December 31, 2023.